Financial Instruments - Exposure to Currency Risk (Detail) - Currency risk [member] - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	₩ 4,979,817	₩ 5,553,742
Liabilities	11,146,695	8,996,494
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	538,330	574,739
Liabilities	2,882,376	2,438,031
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	343,321	525,815
Liabilities	264,563	384,535
Others [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	1,108,650	1,614,928
Liabilities	₩ 461,634	₩ 807,876